May 6, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:

MH Elite Portfolio of Funds, Inc (the “Registrant”)

1933 Registration No. 333-50885

1940 Act File No. 811-08763

Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

Dear Sir or Madam:

This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended, in connection with Post-Effective Amendment No. 23 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment.  Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed electronically on May 1, 2014 pursuant to Rule 485(b) and automatically became effective on May 1, 2014.   The definitive Prospectus and Statement of Additional Information are dated May 1, 2014.

Sincerely,

/s/ Jeff Holcombe

Jeff Holcombe

Vice President